Investment in Riverfront and Brooksville Joint Ventures (Tables)	12 Months Ended
Sep. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investments in Joint Ventures
					The
					Company's
			Total Assets	Net Loss	Share of Net
		Total	of the	of the	Loss of the
	Ownership	Investment	Partnership	Partnership	Partnership
			(Unaudited)	(Unaudited)

As of September 30, 2014
Riverfront Holdings I, LLC	76.91%	$ 11,031	$ 33,834	$ (89)	$ (89)
Brooksville Quarry, LLC	50.00%	7,506	14,353	(78)	(39)
Total		$ 18,537	$ 48,187	$ (167)	$ (128)

As of September 30, 2013
Riverfront Holdings I, LLC	88.82%	$ 5,894	$ 7,745	$ (22)	$ (22)
Brooksville Quarry, LLC	50.00%	7,512	14,356	(82)	(41)
Total		$ 13,406	$ 22,101	$ (104)	$ (63)

Unaudited Financial Information for the Investments in Joint Ventures

(in thousands)	Years Ended September 30,
	2014	2013

Cash	$208	$18
Cash held in escrow	18,822	—
Amortizable Debt Costs	2,069	—
Investments in real estate, net.	27,088	22,083
Total Assets	$48,187	$22,101

Other Liabilities	$313	$214
Long-term Debt	17,000	—
Capital - FRP	18,537	13,406
Capital - Third Parties	12,337	8,481
Total Liabilities and Capital	$48,187	$22,101